Insurance Contracts - Summary of Credit risk exposure of assets and liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Reinsurance contract assets
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Reinsurance contract assets and liabilities	₩ 8,672	₩ 2,523
Reinsurance Contract Liabilities
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Reinsurance contract assets and liabilities	(34,094)	(34,287)
AAA~AA+ | Reinsurance contract assets
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Reinsurance contract assets and liabilities	0	0
AAA~AA+ | Reinsurance Contract Liabilities
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Reinsurance contract assets and liabilities	(13,276)	(14,083)
AA~A+ | Reinsurance contract assets
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Reinsurance contract assets and liabilities	8,672	2,401
AA~A+ | Reinsurance Contract Liabilities
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Reinsurance contract assets and liabilities	(20,818)	(15,851)
A~BBB+ | Reinsurance contract assets
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Reinsurance contract assets and liabilities	0	122
A~BBB+ | Reinsurance Contract Liabilities
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Reinsurance contract assets and liabilities	0	(4,353)
Below BBB | Reinsurance contract assets
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Reinsurance contract assets and liabilities	0	0
Below BBB | Reinsurance Contract Liabilities
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Reinsurance contract assets and liabilities	0	0
No rating | Reinsurance contract assets
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Reinsurance contract assets and liabilities	0	0
No rating | Reinsurance Contract Liabilities
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Reinsurance contract assets and liabilities	₩ 0	₩ 0